COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

		Shares/Units	Value
COMMON STOCK	113.8%
AUSTRALIA	5.2%
RAILWAYS	0.7%
Aurizon Holdings Ltd.(a)		8,589,984	$16,639,101

TOLL ROADS	4.5%
Atlas Arteria Ltd.(a)(b)		18,295,481	55,444,870
Transurban Group(a)(b)		6,284,238	52,578,598

			108,023,468

TOTAL AUSTRALIA			124,662,569

BRAZIL	2.5%
ELECTRIC	0.9%
Cia Paranaense de Energia—Copel(a)		13,121,076	21,544,828

MARINE PORTS	0.7%
Santos Brasil Participacoes SA(a)		7,406,818	17,276,021

TOLL ROADS	0.9%
CCR SA(a)		10,300,010	21,009,930

TOTAL BRAZIL			59,830,779

CANADA	11.8%
DIVERSIFIED	0.1%
Tidewater Renewables Ltd.(c)		789,442	1,782,903

MIDSTREAM	11.2%
Enbridge, Inc.		1,843,322	81,582,418
Keyera Corp.		748,046	23,251,519
Pembina Pipeline Corp.		658,944	26,356,844
South Bow Corp.		520,442	13,294,498
TC Energy Corp.		2,602,212	122,891,024

			267,376,303

RAILWAYS	0.5%
Canadian National Railway Co.		113,718	11,066,376

TOTAL CANADA			280,225,582

CHINA	1.7%
GAS DISTRIBUTION	1.2%
ENN Energy Holdings Ltd., (H Shares)		3,323,021	27,416,221

MARINE PORTS	0.5%
China Merchants Port Holdings Co. Ltd., (H Shares)(a)		7,242,000	12,471,043

TOTAL CHINA			39,887,264

FRANCE	1.8%
ELECTRIC
Engie SA(a)		2,182,934	42,569,919

GREECE	0.4%
AIRPORT
Athens International Airport SA		1,058,181	10,403,164

HONG KONG	2.4%
ELECTRIC
CLP Holdings Ltd.(a)		1,741,500	14,189,013

		Shares/Units	Value
Power Assets Holdings Ltd.(a)		7,090,000	$42,459,182

			56,648,195

INDIA	2.3%
ELECTRIC
NTPC Ltd.		3,829,856	16,041,281
Power Grid Corp. of India Ltd.		11,146,154	37,869,995

			53,911,276

ITALY	1.1%
GAS DISTRIBUTION
Italgas SpA		3,565,213	25,578,347

JAPAN	3.0%
ELECTRIC	1.8%
Chubu Electric Power Co., Inc.		1,674,800	18,122,544
Kansai Electric Power Co., Inc.(a)		2,037,800	24,081,609

			42,204,153

GAS DISTRIBUTION	1.2%
Osaka Gas Co. Ltd.(a)		901,600	20,335,441
Tokyo Gas Co. Ltd.(a)		302,000	9,590,146

			29,925,587

TOTAL JAPAN			72,129,740

LUXEMBOURG	1.0%
COMMUNICATIONS
SES SA		4,069,807	24,027,718

MALAYSIA	0.7%
MARINE PORTS
Westports Holdings Bhd.		15,775,000	17,063,662

MEXICO	3.4%
AIRPORTS
Grupo Aeroportuario del Centro Norte SAB de CV(a)		2,199,185	21,600,146
Grupo Aeroportuario del Pacifico SAB de CV, Class B		2,010,458	37,140,103
Grupo Aeroportuario del Sureste SAB de CV, Class B		764,413	20,885,999

			79,626,248

NETHERLANDS	1.4%
MARINE PORTS
Koninklijke Vopak NV(a)		784,026	33,995,459

NEW ZEALAND	1.3%
AIRPORT
Auckland International Airport Ltd.(a)		6,665,359	30,917,378

PHILIPPINES	0.6%
MARINE PORTS
International Container Terminal Services, Inc.		2,451,410	15,207,524

SPAIN	2.3%
AIRPORT
Aena SME SA(a)(d)		234,282	54,871,073

		Shares/Units	Value
THAILAND	1.0%
AIRPORT
Airports of Thailand PCL		22,143,900	$24,803,779

UNITED KINGDOM	4.6%
ELECTRIC
National Grid PLC		8,320,656	108,503,098

UNITED STATES	65.3%
COMMUNICATIONS	8.4%
American Tower Corp.(e)		554,166	120,586,522
Crown Castle, Inc.(a)		765,231	79,760,027

			200,346,549

DIVERSIFIED	0.0%
Benson Hill, Inc.(c)(f)		27,500	0
Stem, Inc.(c)		637,750	223,404

			223,404

ELECTRIC	34.1%
Alliant Energy Corp.(a)		945,688	60,855,023
American Electric Power Co., Inc.(a)(g)		144,516	15,791,263
Consolidated Edison, Inc.		228,427	25,261,742
Dominion Energy, Inc.(a)(g)		1,694,015	94,983,421
Duke Energy Corp.(a)(g)		1,021,827	124,632,239
Edison International(a)		450,782	26,560,076
Evergy, Inc.(a)(g)		390,201	26,904,359
Net Power, Inc.(c)		731,336	1,923,414
NextEra Energy, Inc.(a)		1,832,381	129,897,489
PPL Corp.(a)(e)(g)		3,182,991	114,937,805
Public Service Enterprise Group, Inc.(a)(g)		828,787	68,209,170
Southern Co.(a)		1,116,096	102,625,027
Xcel Energy, Inc.(a)(g)		243,495	17,237,011

			809,818,039

GAS DISTRIBUTION	7.3%
NiSource, Inc.(a)		3,450,657	138,336,839
Sempra		499,673	35,656,665

			173,993,504

MIDSTREAM	8.0%
Cheniere Energy, Inc.		102,886	23,807,820
Delek Logistics Partners LP(a)(g)		190,528	8,242,241
Energy Transfer LP(a)(g)		1,606,191	29,859,091
Kinder Morgan, Inc.		493,337	14,074,905
Kinetik Holdings, Inc.		634,229	32,941,854
MPLX LP(a)(g)		514,959	27,560,606
ONEOK, Inc.		165,259	16,396,998
Plains All American Pipeline LP(a)(g)		1,264,432	25,288,640
Venture Global, Inc., Class A(a)(g)		1,183,198	12,186,939

			190,359,094

RAILWAYS	7.5%
CSX Corp.(a)(g)		2,095,531	61,671,477
Norfolk Southern Corp.(a)(g)		204,941	48,540,276

		Shares/Units	Value
Union Pacific Corp.(a)		289,111	$68,299,583

			178,511,336

TOTAL UNITED STATES			1,553,251,926

TOTAL COMMON STOCK (Identified cost—$2,106,478,695)			2,708,114,700

PREFERRED SECURITIES—EXCHANGE-TRADED	3.5%
BERMUDA	0.0%
INSURANCE
RenaissanceRe Holdings Ltd., 5.75%, Series F(a)(h)		7,000	150,640

CANADA	0.2%
UTILITIES
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A(a)(i)		89,073	2,244,640
Brookfield BRP Holdings Canada, Inc., 4.625%(a)(h)		100,000	1,467,000

			3,711,640

NETHERLANDS	0.0%
INSURANCE
AEGON Funding Co. LLC, 5.10%, due 12/15/49(a)		65,287	1,301,823

UNITED STATES	3.3%
BANKING	1.1%
Bank of America Corp., 5.375%, Series KK(a)(h)		61,831	1,388,106
Bank of America Corp., 6.00%, Series GG(a)(g)(h)		184,373	4,592,731
JPMorgan Chase & Co., 5.75%, Series DD(a)(g)(h)		159,744	3,928,105
Morgan Stanley, 6.375%, Series I(a)(h)		118,969	2,957,569
Morgan Stanley, 6.625%, Series Q(h)		100,000	2,550,000
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(h)(j)		81,114	1,916,724
Wells Fargo & Co., 4.375%, Series CC(a)(h)		58,968	1,061,424
Wells Fargo & Co., 4.70%, Series AA(a)(h)		142,405	2,737,024
Wells Fargo & Co., 4.75%, Series Z(a)(g)(h)		206,575	4,112,908
Wells Fargo & Co., 5.625%, Series Y(a)(h)		65,803	1,531,894
Wells Fargo & Co., 7.50%, Series L (Convertible)(h)		172	206,538

			26,983,023

CONSUMER DISCRETIONARY PRODUCTS	0.1%
Ford Motor Co., Senior Debt, 6.50%, due 8/15/62(a)		144,325	3,277,621

CONSUMER STAPLE PRODUCTS	0.3%
CHS, Inc., 6.75%, Series 3(a)(h)		137,935	3,383,545
CHS, Inc., 7.10%, Series 2(a)(h)		135,283	3,382,075

			6,765,620

FINANCIAL SERVICES	0.2%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64		32,128	771,072
Brookfield Oaktree Holdings LLC, 6.55%, Series B(a)(h)		66,071	1,372,295
Brookfield Oaktree Holdings LLC, 6.625%, Series A(a)(h)		100,000	2,156,000
Carlyle Finance LLC, 4.625%, due 5/15/61(a)		70,000	1,218,000

			5,517,367

INSURANCE	0.6%
Allstate Corp., 7.375%, Series J(a)(h)		98,834	2,586,486
Arch Capital Group Ltd., 5.45%, Series F(a)(h)		80,000	1,656,800
Athene Holding Ltd., 4.875%, Series D(a)(h)		55,443	948,075

		Shares/Units	Value
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(h)(j)		115,223	$2,803,375
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(j)		87,725	2,211,547
Equitable Holdings, Inc., 5.25%, Series A(a)(h)		52,000	1,071,720
MetLife, Inc., 5.625%, Series E(a)(g)(h)		86,560	2,041,085
Voya Financial, Inc., 5.35% to 9/15/29, Series B(a)(h)(j)		7,267	172,446

			13,491,534

TELECOMMUNICATIONS	0.3%
AT&T, Inc., 4.75%, Series C(a)(h)		182,869	3,487,312
AT&T, Inc., 5.00%, Series A(a)(h)		13,078	264,306
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70(a)		94,315	2,086,248

			5,837,866

UTILITIES	0.7%
CMS Energy Corp., 5.875%, due 10/15/78(a)		63,498	1,422,355
CMS Energy Corp., 5.875%, due 3/1/79(a)		196,996	4,493,479
SCE Trust VIII, 6.95%, Series N(h)		38,033	863,730
Sempra, 5.75%, due 7/1/79(a)		150,675	3,228,965
Southern Co., 4.95%, due 1/30/80, Series 2020(a)(g)		230,000	4,696,600
Southern Co., 6.50%, due 3/15/85		100,000	2,564,000

			17,269,129

TOTAL UNITED STATES			79,142,160

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$92,256,327)			84,306,263

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	20.8%
AUSTRALIA	0.2%
BANKING	0.1%
Australia & New Zealand Banking Group Ltd., 6.75% to 6/15/26(a)(d)(g)(h)(j)(k)		4,000,000	4,061,560

INSURANCE	0.1%
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46(a)(j)(l)		1,800,000	1,810,537

TOTAL AUSTRALIA			5,872,097

CANADA	3.1%
BANKING	0.7%
Bank of Nova Scotia, 4.90% to 6/4/25(a)(g)(h)(j)		1,840,000	1,832,027
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85(a)(j)		3,000,000	2,979,702
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84(a)(j)		3,200,000	3,313,062
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82(a)(j)		3,400,000	3,564,094
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82(a)(j)		4,200,000	4,355,001

			16,043,886

PIPELINES	1.8%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A(a)(g)(j)		5,980,000	5,792,168
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A(a)(g)(j)		4,155,000	4,106,416
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78(a)(g)(j)		5,913,000	5,856,542
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83(a)(g)(j)		3,985,000	4,062,191
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83(a)(j)		1,920,000	2,015,835
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5(a)(j)		3,820,000	4,032,419

		Principal Amount*	Value
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84(a)(j)		2,060,000	$2,274,038
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79(a)(j)		5,008,000	4,848,756
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82(a)(j)		2,500,000	2,339,210
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A(a)(g)(j)		6,499,000	6,470,079

			41,797,654

TELECOMMUNICATIONS	0.2%
Bell Canada, 6.875% to 6/15/30, due 9/15/55(a)(j)		3,000,000	3,013,442
Bell Canada, 7.00% to 6/15/35, due 9/15/55(j)		3,000,000	3,005,061

			6,018,503

UTILITIES	0.4%
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54(d)(j)		2,100,000	2,076,873
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A(a)(g)(j)		7,268,000	7,309,380

			9,386,253

TOTAL CANADA			73,246,296

FINLAND	0.1%
BANKING
Nordea Bank Abp, 6.625% to 3/26/26(a)(d)(h)(j)(k)		1,400,000	1,407,763

FRANCE	1.7%
BANKING
BNP Paribas SA, 7.00% to 8/16/28(a)(d)(h)(j)(k)		1,000,000	1,012,696
BNP Paribas SA, 7.375% to 8/19/25(a)(d)(g)(h)(j)(k)		6,200,000	6,228,129
BNP Paribas SA, 7.75% to 8/16/29(a)(d)(h)(j)(k)		3,200,000	3,304,019
BNP Paribas SA, 8.50% to 8/14/28(a)(d)(h)(j)(k)		2,000,000	2,096,650
BNP Paribas SA, 9.25% to 11/17/27(a)(d)(g)(h)(j)(k)		7,200,000	7,713,187
Credit Agricole SA, 8.125% to 12/23/25(a)(d)(h)(j)(k)		3,950,000	4,021,130
Societe Generale SA, 6.75% to 4/6/28(a)(d)(h)(j)(k)		4,000,000	3,902,886
Societe Generale SA, 8.00% to 9/29/25(a)(d)(h)(j)(k)		1,400,000	1,408,880
Societe Generale SA, 8.125% to 11/21/29(d)(h)(j)(k)		2,600,000	2,596,514
Societe Generale SA, 9.375% to 11/22/27(a)(d)(h)(j)(k)		2,400,000	2,536,334
Societe Generale SA, 10.00% to 11/14/28(a)(d)(h)(j)(k)		5,000,000	5,419,365

			40,239,790

GERMANY	0.1%
BANKING
Commerzbank AG, 7.50% to 10/9/30(h)(j)(k)(l)		3,000,000	3,009,456

ITALY	0.2%
BANKING
Intesa Sanpaolo SpA, 7.70% to 9/17/25(a)(d)(h)(j)(k)		3,900,000	3,905,095

JAPAN	0.3%
INSURANCE
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35(a)(d)(h)(j)		3,400,000	3,419,196
Sumitomo Life Insurance Co., 5.875% to 1/18/34(a)(d)(g)(h)(j)		4,400,000	4,374,358

			7,793,554

NETHERLANDS	0.8%
BANKING	0.7%
ING Groep NV, 5.75% to 11/16/26(a)(g)(h)(j)(k)		5,000,000	4,964,839
ING Groep NV, 6.50% to 4/16/25(a)(h)(j)(k)		2,600,000	2,600,055

		Principal Amount*	Value
ING Groep NV, 7.25% to 11/16/34(h)(j)(k)(l)		1,800,000	$1,824,750
ING Groep NV, 8.00% to 5/16/30(h)(j)(k)(l)		5,400,000	5,678,775

			15,068,419

INSURANCE	0.1%
Aegon Ltd., 5.50% to 4/11/28, due 4/11/48(a)(j)		2,875,000	2,863,767

TOTAL NETHERLANDS			17,932,186

SPAIN	0.7%
BANKING
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(h)(j)(k)		4,000,000	4,353,096
Banco Santander SA, 8.00% to 2/1/34(a)(g)(h)(j)(k)		3,800,000	3,956,313
Banco Santander SA, 9.625% to 11/21/28(a)(h)(j)(k)		4,400,000	4,841,553
Banco Santander SA, 9.625% to 5/21/33(a)(g)(h)(j)(k)		3,800,000	4,374,492

			17,525,454

SWEDEN	0.2%
BANKING
Swedbank AB, 7.75% to 3/17/30(h)(j)(k)(l)		4,400,000	4,551,250

SWITZERLAND	1.3%
BANKING	0.9%
Credit Suisse Group AG, 5.25%, Claim(c)(d)(h)(k)(m)		1,600,000	128,000
Credit Suisse Group AG, 6.375%, Claim(c)(d)(h)(k)(m)		2,000,000	160,000
Credit Suisse Group AG, 7.50%, Claim(c)(d)(h)(k)(m)		600,000	48,000
UBS Group AG, 6.875% to 8/7/25(a)(h)(j)(k)(l)		5,400,000	5,411,948
UBS Group AG, 6.85% to 9/10/29(d)(h)(j)(k)		2,600,000	2,591,403
UBS Group AG, 9.25% to 11/13/28(a)(d)(g)(h)(j)(k)		7,000,000	7,619,780
UBS Group AG, 9.25% to 11/13/33(a)(d)(g)(h)(j)(k)		5,200,000	5,947,250

			21,906,381

INSURANCE	0.4%
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27(h)(j)(l)		3,120,000	3,127,410
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52(a)(j)(l)		3,700,000	3,709,250
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51(j)(l)		4,000,000	3,449,948

			10,286,608

TOTAL SWITZERLAND			32,192,989

UNITED KINGDOM	2.3%
BANKING	1.9%
Barclays PLC, 7.625% to 3/15/35(h)(j)(k)		2,400,000	2,353,070
Barclays PLC, 8.00% to 3/15/29(h)(j)(k)		2,000,000	2,066,926
Barclays PLC, 9.625% to 12/15/29(a)(g)(h)(j)(k)		9,800,000	10,773,640
HSBC Holdings PLC, 6.00% to 5/22/27(h)(j)(k)		2,600,000	2,589,352
HSBC Holdings PLC, 6.50% to 3/23/28(a)(h)(j)(k)		2,800,000	2,812,200
HSBC Holdings PLC, 6.875% to 9/11/29(a)(g)(h)(j)(k)		4,400,000	4,413,129
Lloyds Banking Group PLC, 6.75% to 9/27/31(a)(h)(j)(k)		4,000,000	3,812,235
Lloyds Banking Group PLC, 7.50% to 9/27/25(a)(h)(j)(k)		3,400,000	3,420,033
NatWest Group PLC, 6.00% to 12/29/25(a)(h)(j)(k)		2,000,000	2,001,794
NatWest Group PLC, 8.00% to 8/10/25(a)(h)(j)(k)		6,000,000	6,035,694
NatWest Group PLC, 8.125% to 11/10/33(a)(h)(j)(k)		3,000,000	3,157,134

		Principal Amount*		Value
Standard Chartered PLC, 7.875% to 3/8/30(d)(h)(j)(k)		2,000,000		$2,065,808

				45,501,015

INSURANCE	0.1%
Beazley Insurance DAC, 5.50%, due 9/10/29(l)		2,600,000		2,573,546
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41(a)(j)(l)		1,300,000		1,219,668

				3,793,214

TELECOMMUNICATIONS	0.3%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81(a)(j)		2,090,000		1,858,389
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79(a)(j)		4,500,000		4,641,754

				6,500,143

TOTAL UNITED KINGDOM				55,794,372

UNITED STATES	9.8%
BANKING	3.8%
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(h)(j)		2,682,000		2,706,281
Bank of New York Mellon Corp., 4.625% to 9/20/26, Series F(a)(h)(j)		3,500,000		3,448,732
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(g)(h)(j)		6,983,000		6,815,308
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(g)(h)(j)		3,250,000		3,182,983
Citigroup, Inc., 4.15% to 11/15/26, Series Y(a)(g)(h)(j)		2,310,000		2,245,692
Citigroup, Inc., 5.95% to 5/15/25, Series P(a)(g)(h)(j)		5,569,000		5,565,183
Citigroup, Inc., 6.25% to 8/15/26, Series T(a)(g)(h)(j)		7,850,000		7,916,301
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(h)(j)		3,000,000		2,998,853
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(g)(h)(j)		3,800,000		3,962,879
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a)(h)(j)		2,000,000		1,989,973
CoBank ACB, 6.25% to 10/1/26, Series I(h)(j)		2,866,000		2,870,818
First Horizon Bank, 5.401% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(d)(h)(i)		1,806	†	1,300,320
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a)(g)(h)(j)		4,170,000		4,057,284
Goldman Sachs Group, Inc., 4.125% to 11/10/26, Series V(a)(h)(j)		1,000,000		969,969
Goldman Sachs Group, Inc., 7.379% to 8/10/25, Series Q(a)(h)(j)		1,000,000		1,006,600
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(h)(j)		2,290,000		2,407,651
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(h)(j)		1,000,000		964,796
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a)(h)(j)		894,000		891,082
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(h)(j)		2,000,000		2,105,598
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(g)(h)(j)		4,450,000		4,522,967
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(h)(j)		2,000,000		2,015,240
Regions Financial Corp., 5.75% to 6/15/25, Series D(a)(h)(j)		1,849,000		1,843,417
State Street Corp., 6.70% to 3/15/29, Series I(a)(g)(h)(j)		4,000,000		4,111,068
State Street Corp., 6.70% to 9/15/29, Series J(a)(g)(h)(j)		3,000,000		3,078,987
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(h)(j)		2,109,000		2,050,575
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(h)(j)		500,000		491,806
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(g)(h)(j)		1,500,000		1,487,110
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(h)(j)		2,092,000		2,051,625
Wells Fargo & Co., 5.95%, due 12/15/36(a)(g)		2,830,000		2,861,351
Wells Fargo & Co., 6.85% to 9/15/29(a)(g)(h)(j)		4,000,000		4,160,844
Wells Fargo & Co., 7.625% to 9/15/28(a)(h)(j)		3,390,000		3,629,785

				89,711,078

ENERGY	0.1%
BP Capital Markets PLC, 4.875% to 3/22/30(h)(j)		2,550,000		2,447,084

		Principal Amount*	Value
FINANCIAL SERVICES	0.3%
Discover Financial Services, 6.125% to 6/23/25, Series D(h)(j)		5,566,000	$5,568,987

HEALTH CARE	0.1%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(j)		3,000,000	3,031,168

INSURANCE	2.3%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(a)(j)		3,700,000	3,778,629
Athene Holding Ltd., 6.625% to 7/15/34, due 10/15/54(a)(g)(j)		4,080,000	4,050,384
Corebridge Financial, Inc., 6.375% to 9/15/34, due 9/15/54(a)(j)		2,000,000	1,991,974
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)(g)(j)		7,170,000	7,329,193
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(j)		4,480,000	4,456,596
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(d)(j)		2,600,000	2,704,515
Liberty Mutual Group, Inc., 7.80%, due 3/15/37(a)(d)		1,680,000	1,901,062
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(h)(j)		2,500,000	2,692,727
MetLife Capital Trust IV, 7.875%, due 12/15/37(a)(d)(g)		5,850,000	6,423,844
MetLife, Inc., 9.25%, due 4/8/38(a)(d)(g)		6,500,000	7,685,990
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(a)(g)(j)		1,600,000	1,524,811
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(a)(g)(j)		4,500,000	4,513,081
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(j)		1,200,000	1,225,123
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(a)(g)(j)		3,000,000	3,132,537
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(h)(j)		1,310,000	1,362,057

			54,772,523

PIPELINES	0.4%
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(h)(j)		3,357,000	3,405,246
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(d)(g)(h)(j)		6,392,000	6,070,986

			9,476,232

UTILITIES	2.8%
AES Corp., 7.60% to 10/15/29, due 1/15/55(j)		2,000,000	2,023,218
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(a)(g)(j)		4,200,000	3,986,217
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(j)		2,200,000	2,249,608
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(a)(g)(j)		3,780,000	3,796,290
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(a)(j)		3,510,000	3,572,506
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(a)(j)		1,125,000	1,059,655
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(j)		1,700,000	1,660,865
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(g)(h)(j)		8,000,000	7,794,765
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(g)(j)		4,180,000	4,329,083
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)(j)		3,800,000	3,856,016
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(j)		2,000,000	2,086,032
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(j)		2,000,000	1,972,232
National Rural Utilities Cooperative Finance Corp., 7.125% to 6/15/28, due 9/15/53(a)(g)(j)		2,240,000	2,310,737
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(a)(g)(j)		3,438,000	3,374,634
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(g)(j)		4,000,000	4,059,672
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(j)		1,500,000	1,534,870
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(a)(j)		3,000,000	3,049,158
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(j)		2,500,000	2,355,422
Sempra, 4.875% to 10/15/25(a)(g)(h)(j)		5,780,000	5,739,159
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(j)		3,520,000	3,347,490

		Principal Amount*	Value
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(j)		3,000,000	$2,978,055

			67,135,684

TOTAL UNITED STATES			232,142,756

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$486,089,951)			495,613,058

CORPORATE BONDS	0.6%
ITALY	0.0%
UTILITIES
Enel Finance International NV, 7.50%, due 10/14/32(a)(d)		400,000	452,885

UNITED STATES	0.6%
REAL ESTATE	0.2%
Realty Income Corp., 3.40%, due 1/15/30(a)(g)		3,060,000	2,886,533
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(a)(d)(g)		1,700,000	1,725,116

			4,611,649

UTILITIES	0.4%
American Electric Power Co., Inc., 5.75%, due 11/1/27(a)		1,015,000	1,044,835
Southern California Edison Co., 5.85%, due 11/1/27(a)(g)		1,000,000	1,024,685
Southern Co., 5.113%, due 8/1/27(a)(g)		6,000,000	6,066,737

			8,136,257

TOTAL UNITED STATES			12,747,906

TOTAL CORPORATE BONDS (Identified cost—$12,886,935)			13,200,791

		Shares/Units
WARRANTS	0.0%
UNITED STATES	0.0%
Net Power, Inc., strike price $11.50, expires 3/12/26(a)(c)		182,834	55,764

TOTAL WARRANTS (Identified cost—$621,636)			55,764

SHORT-TERM INVESTMENTS	0.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28%(n)		7,117,198	7,117,198
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(n)		2,571,420	2,571,420

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,688,617)			9,688,618

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,708,022,161)	139.1%		3,310,979,194
WRITTEN OPTION CONTRACTS (Premiums received—$492,755)	(0.0)		(257,495)
LIABILITIES IN EXCESS OF OTHER ASSETS	(39.1)		(930,685,225)

NET ASSETS	100.0%		$2,380,036,474

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(o)	Premiums Received	Value
Call—Oneok, Inc.	$105.00	4/17/25	(973)	$(9,654,106)	$(124,134)	$(63,245)
Put—Entergy Corp.	80.00	4/17/25	(588)	(5,026,812)	(104,445)	(26,460)
Put—Kinetik Holdings, Inc.	50.00	4/17/25	(1,215)	(6,310,710)	(122,191)	(86,508)
Put—NextEra Energy, Inc.	67.50	4/17/25	(1,426)	(10,108,914)	(141,985)	(81,282)
			(4,202)	$(31,100,542)	$(492,755)	$(257,495)

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets daily)		Floating Payment Frequency	Maturity Date	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
$255,000,000	0.670%	Monthly	4.524%(p	)	Monthly	9/15/25	$4,580,133	$(10,955)	$4,591,088
212,500,000	1.240%	Monthly	4.524%(p	)	Monthly	2/3/26	5,641,935	(2,444)	5,644,379
85,000,000	0.898%	Monthly	4.524%(p	)	Monthly	5/1/26	3,094,388	(8,634)	3,103,022
255,000,000	1.237%	Monthly	4.524%(p	)	Monthly	9/15/27	15,708,506	(33,686)	15,742,192
130,000,000	3.655%	Monthly	USD-SOFR-OIS(q	)	Monthly	9/15/28	(525,177)	—	(525,177)
130,000,000	3.588%	Monthly	USD-SOFR-OIS(q	)	Monthly	9/15/28	(277,177)	—	(277,177)
							$28,222,608	$(55,719)	$28,278,327

Glossary of Portfolio Abbreviations

OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $2,024,053,136 in aggregate has been pledged as collateral.
(b)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non–income producing security.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $161,180,667 which represents 6.8% of the net assets of the Fund, of which 0.1% are illiquid.

(e)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $20,134,963 in aggregate has been pledged as collateral.
(f)	Security value is determined based on significant unobservable inputs (Level 3).
(g)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $886,393,329 in aggregate has been rehypothecated.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(i)	Variable rate. Rate shown is in effect at March 31, 2025.

(j)	Security converts to floating rate after the indicated fixed–rate coupon period.
(k)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $157,176,183 which represents 6.6% of the net assets of the Fund (4.7% of the managed assets of the Fund).

(l)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $36,366,538 which represents 1.5% of the net assets of the Fund, of which 0.0% are illiquid.

(m)	Security is in default.
(n)	Rate quoted represents the annualized seven–day yield.
(o)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(p)	Based on USD-SOFR-OIS. Represents rates in effect at March 31, 2025.
(q)	Represents a forward–starting interest rate swap contract with interest receipts and payments commencing on September 15, 2025 (effective date).

Sector Summary	% of Manged Assets
Electric	34.1
Midstream	13.7
Banking	8.7
Gas Distribution	7.7
Communications	6.7
Railways	6.2
Airports	6.0
Toll Roads	3.9
Utilities	3.2
Insurance	2.9
Marine Ports	2.9
Pipelines	1.5
Telecommunications	0.6
Other	1.9

100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stock:
United States	$1,553,251,926	$—	$0	(a)	$1,553,251,926
Other Countries	1,154,862,774	—	—		1,154,862,774
Preferred Securities—Exchange-Traded	84,306,263	—	—		84,306,263
Preferred Securities—Over-the-Counter	—	495,613,058	—		495,613,058
Corporate Bonds	—	13,200,791	—		13,200,791
Warrants	55,764	—	—		55,764
Short-Term Investments	—	9,688,618	—		9,688,618

Total Investments in Securities(b)	$2,792,476,727	$518,502,467	$—		$3,310,979,194

Interest Rate Swap Contracts	$—	$29,080,681	$—		$29,080,681

Total Derivative Assets(b)	$—	$29,080,681	$—		$29,080,681

Interest Rate Swap Contracts	$—	$(802,354)	$—		$(802,354)
Written Option Contracts	(170,987)	(86,508)	—		(257,495)

Total Derivative Liabilities(b)	$(170,987)	$(888,862)	$—		$(1,059,849)

(a)	Security has been fair valued by the Valuation Committee pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.